BACKGROUND AND ORGANIZATION (Details Narrative) - $ / shares	Apr. 29, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 21, 2018	Oct. 05, 2017
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		300,000,000	300,000,000	300,000,000
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized		50,000,000	50,000,000	50,000,000
Equity method investment ownership	15,000,000
Equity method investment additional	4,100,000
Subsidiaries [Member]
Common stock, par value						$ 0.0001
Common stock, shares authorized						95,000,000
Preferred stock, par value						$ 0.0001
Preferred stock, shares authorized						5,000,000
Common stock, outstanding	17,600,000
Ownership percentage	50.00%	9.00%	9.00%
Equity method investment ownership	2,600,000
Equity method investment additional	12,400,000
Description of conversion of shares	After full execution the shares are convertible to 17.5% of the shares in Bioxytran, Inc.
Delaware Corporation [Member]
Common stock, par value					$ 0.001	$ 0.0001
Common stock, shares authorized					300,000,000	95,000,000
Preferred stock, par value					$ 0.001	$ 0.0001
Preferred stock, shares authorized					50,000,000	5,000,000